Business combinations (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Book value of purchased entities
The assets and liabilities arising from the acquisition
Cash and cash equivalents	R$ 51
Assets acquired	2,598
Liabilities assumed	(1,312)
Property, plant and equipment and intangible assets	643
Value of net assets	1,980
Goodwill	26,184
Bargain purchase gain	(87)
Purchase cost	28,077
Purchase accounting adjustment
The assets and liabilities arising from the acquisition
Property, plant and equipment and intangible assets	2,498
Value of net assets	2,498
Goodwill	(2,498)
Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisition
Cash and cash equivalents	51
Assets acquired	2,598
Liabilities assumed	(1,312)
Property, plant and equipment and intangible assets	3,141
Value of net assets	4,478
Goodwill	23,686
Bargain purchase gain	(87)
Purchase cost	28,077
Consideration for the purchase settled in cash	22,276
Cash and cash equivalents at the subsidiary acquired	(51)
Amount paid on acquisitions less cash and cash equivalents acquired	R$ 22,225